S000042353 [Member] Investment Objectives and Goals - iShares 0-5 Year High Yield Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETFTicker: SHYGStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years.